Financial Statement Information	12 Months Ended
Dec. 31, 2016
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Financial Statement Information

3. Financial Statement Information

Short-term investments

The Company invests in investment securities, principally debt instruments of financial institutions and corporations with strong credit ratings. The following represents a summary of the estimated fair value of short-term investments at December 31, 2016 and 2015 (in thousands):

At December 31, 2016	Maturity (in years)	Amortized Cost	Unrealized Gain	Unrealized Loss	Estimated Fair Value
Available-for-sale investment securities:
Commercial paper	Less than 1	$8,483	$1	$(2)	$8,482

Trading securities:
Mutual funds held for nonqualified deferred compensation plan participants		$354	$26	$(2)	$378
Total		$8,837	$27	$(4)	$8,860

At December 31, 2015	Maturity (in years)	Amortized Cost	Unrealized Gain	Unrealized Loss	Estimated Fair Value
Available-for-sale investment securities:
Commercial paper	Less than 1	$21,712	$23	$—	$21,735
US Treasuries	Less than 1	2,035	—	(1)	2,034
Government-sponsored enterprise securities	Less than 1	4,029	—	(2)	4,027
		$27,776	$23	$(3)	$27,796
Trading securities:
Mutual funds held for nonqualified deferred compensation plan participants		$224	$1	$(3)	$222
Total		$28,000	$24	$(6)	$28,018

Accounts Receivable

Accounts receivable consisted of the following at (in thousands):

	December 31,
	2016	2015
Accounts receivable	$12,112	$14,583
Less allowance for doubtful accounts, and product returns	(940)	(528)
Total	$11,172	$14,055

The following table provides a reconciliation of the change in estimated allowance for doubtful accounts, and product returns for the years ended December 31, 2016, 2015 and 2014 (in thousands):

Allowance for doubtful accounts
Balance at December 31, 2013	$218
Provision for doubtful accounts and return reserves	188
Write-offs and adjustments, net of recoveries	(153)
Balance at December 31, 2014	$253
Provision for doubtful accounts and return reserves	70
Write-offs and adjustments, net of recoveries	(102)
Balance at December 31, 2015	$221
Provision for doubtful accounts and return reserves	632
Write-offs and adjustments, net of recoveries	(118)
Balance at December 31, 2016	$735

Inventory

Inventory consisted of the following at (in thousands):

	December 31,
	2016	2015
Raw materials	$9,375	$10,606
Work in process	4,395	3,394
Finished goods	7,425	3,543
Total	$21,195	$17,543

Property and Equipment

Property and equipment consisted of the following at (in thousands):

	December 31,
	2016	2015
Leasehold improvements	$8,851	$7,781
Computer equipment and software	7,844	6,599
Office furniture and equipment	4,185	3,898
Manufacturing and scientific equipment	16,785	12,793
	37,665	31,071
Less accumulated depreciation and amortization	(19,256)	(15,545)
Total	$18,409	$15,526

Depreciation and amortization expense related to property and equipment amounted to $5.2 million, $4.5 million, and $4.1 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Intangible Assets Subject to Amortization

Intangible assets subject to amortization consist of patents purchased or licensed that are related to the Company’s commercialized products. The following represents the capitalized patents at December 31, 2016 and 2015 (in thousands):

	December 31,
	2016	2015
Gross amount	$3,247	$3,247
Accumulated amortization	(1,463)	(1,137)
Total	$1,784	$2,110
Weighted average remaining amortization period (in months)	66	78

Amortization expense related to intangible assets subject to amortization amounted to $0.3 million for each of the years ended December 31, 2016, 2015 and 2014. The amortization expense is recorded in cost of sales in the statement of operations. The estimated annual amortization is $0.3 million for 2017 and periods thereafter.